Other financial assets (Tables)	6 Months Ended
Jun. 30, 2026
Other financial assets
Schedule of other financial assets

	June 30,	December 31,
	2026	2025
	(Unaudited)
Assets measured at fair value
Assets measured at fair value through profit or loss
Investment portfolio – Local currency (1)	1,039	853
Investments in equity securities and trust funds (2)	867	552
Investment portfolio – Foreign currency	581	589
Hedging instruments (3)	336	245

Assets measured at fair value through other comprehensive income
Equity investments and others (4)	953	1,041
	3,776	3,280
Assets measured at amortized cost	33	16
	3,809	3,296

Current	2,447	1,838
Non–current	1,362	1,458
	3,809	3,296
(1)	It corresponds to National Government TES to meet liquidity needs in Ecopetrol S.A.
(2)	Includes deposits in trust companies and restricted funds in Brazil, Peru, Chile, and Colombia. See Note 9.1.
(3)	As of June 30, 2026, the balance mainly includes foreign exchange put options at Ecopetrol S.A., foreign exchange forwards at Oleoducto Central S.A. and Interconexión Eléctrica SA E.S.P., and commodity swaps at Ecopetrol Trading Asia. These derivative instruments are intended for cash flow and fair value hedging.
(4)	It corresponds mainly to 75,000 redeemable Series B non-voting preferred shares (the “Series B Preferred Shares”) of McDermott that were issued in favor of Refinería de Cartagena S.A.S. (see note 23). The variation between 2025 and 2024 corresponds to the effect of changes in fair value.

Schedule of other financial assets recognized at fair value

	Level 1		Level 2 (1)		Level 3 (2)		Total
	June	December	June	December	June	December	June	December
	2026	2025	2026	2025	2026	2025	2026	2025

Investment portfolio	1,021	206	603	1,194	—	—	1,624	1,400
Investments in equity securities and trust funds	—	—	867	552	—	—	867	552
Hedging instruments	—	—	336	245	—	—	336	245
Equity investments	—	—	—	—	949	1,083	949	1,083
	1,021	206	1,806	1,991	949	1,083	3,776	3,280
(1)

The valuation techniques and inputs used in the fair value measurement of level 2 instruments are the following: for investment portfolio, the valuation techniques consist in income approach (discounted cash flows) using the cash flows of the instruments, yield curves and credit spreads based on credit ratings. For investment in equity securities and trust funds the valuation techniques consist in a market approach based on net assets value (NAV). For hedging instruments, the valuation technique consists in income approach (discounted cash flows) using forward and yield curves.

(2)

Mainly corresponds to the McDermott Series B preferred shares held by Refinería de Cartagena S.A.S., resulting from an arbitration award with CB&I in 2024. These equity investments, recognized as part of other financial assets, were recorded as an equity instrument recognized at fair value at hierarchy level 3, are not publicly traded, and Refinería de Cartagena S.A.S. has a minority stake. All changes in the valuation of these shares will be recognized in other comprehensive income.